CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Accumulated deficit CNY (¥)	Accumulated other comprehensive (loss)/ income CNY (¥)	CNY (¥) shares	USD ($) shares
Beginning balance at Dec. 31, 2020	¥ 639	¥ 16,442,721	¥ (9,345,102)	¥ (70,303)	¥ 7,027,955
Beginning balance (in shares) at Dec. 31, 2020 | shares	941,450,185
Increase (decrease) in stockholders' equity
Shares issued for exercise of stock options and vest of restricted share units	¥ 12	31,742			31,754
Shares issued for exercise of stock options and vest of restricted share units (in shares)|shares | shares	14,425,931
Repurchase of ordinary shares	¥ (18)	(968,391)			(968,409)
Repurchase of ordinary shares (in shares) | shares	(28,099,564)
Share-based compensation		207,943			207,943
Net loss			(2,471,127)		(2,471,127)
Foreign currency translation adjustments				(39,487)	(39,487)
Ending balance at Dec. 31, 2021	¥ 633	15,714,015	(11,816,229)	(109,790)	3,788,629
Ending balance (in shares) at Dec. 31, 2021 | shares	927,776,552
Increase (decrease) in stockholders' equity
Issuance of ordinary shares to JD Group	¥ 69	5,057,691			5,057,760
Issuance of ordinary shares to JD Group (in shares) | shares	109,215,017
Shares issued for exercise of stock options and vest of restricted share units	¥ 9	10,656			10,665
Shares issued for exercise of stock options and vest of restricted share units (in shares)|shares | shares	19,069,453
Repurchase of ordinary shares	¥ (23)	(401,543)			¥ (401,566)	$ (60,145)
Repurchase of ordinary shares (in shares) | shares	(34,137,780)				(34,137,780)	(34,137,780)
Share-based compensation		218,730			¥ 218,730
Net loss			(2,008,005)		(2,008,005)
Foreign currency translation adjustments				333,507	333,507
Ending balance at Dec. 31, 2022	¥ 688	20,599,549	(13,824,234)	223,717	6,999,720
Ending balance (in shares) at Dec. 31, 2022 | shares	1,021,923,242
Increase (decrease) in stockholders' equity
Issuance of ordinary shares to JD Group	¥ 13	248,987			249,000
Issuance of ordinary shares to JD Group (in shares) | shares	18,927,876
Shares issued for exercise of stock options and vest of restricted share units	¥ 7	12,799			12,806
Shares issued for exercise of stock options and vest of restricted share units (in shares)|shares | shares	15,460,244
Share-based compensation		163,153			163,153
Net loss			(1,957,543)		(1,957,543)	$ (275,715)
Foreign currency translation adjustments				89,780	89,780	12,645
Ending balance at Dec. 31, 2023	¥ 708	¥ 21,024,488	¥ (15,781,777)	¥ 313,497	¥ 5,556,916	$ 782,675
Ending balance (in shares) at Dec. 31, 2023 | shares	1,056,311,362